SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) ₨ in Millions, $ in Millions	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 INR (₨) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 INR (₨)
Real Estate1 [Member]
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares	$ 2,755		$ 3,578
Real Estate1 [Member] | Preferred equity held by third party investor in Brookfield India Real Estate Trust [Member]
Disclosure of subsidiaries [line items]
Preferred Equity Units Dividend Rate Percentage	90.00%	90.00%
Subsidiary Preferred Shares	$ 0		$ 1,392
Infrastructure | Preferred equity held by third party investor in BIP India Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	664,000,000	664,000,000
Subsidiary Preferred Shares | ₨		₨ 2,138		₨ 1,906